Pension and Retirement Allowance Plans (Net Periodic Benefit Costs of the Pension Plans) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Domestic Plans [Member] USD ($)	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2010 Net Periodic Benefit Cost [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2009 Net Periodic Benefit Cost [Member] Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Foreign Plans [Member] USD ($)	Mar. 31, 2011 Net Periodic Benefit Cost [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2010 Net Periodic Benefit Cost [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2009 Net Periodic Benefit Cost [Member] Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2009 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)	Mar. 31, 2009 Foreign Plans [Member] JPY (¥)
Service cost	$ 130,349	¥ 10,819,000	¥ 11,255,000	¥ 10,796,000	$ 21,940	¥ 1,821,000	¥ 2,461,000	¥ 3,904,000
Interest cost									5,705,000	68,735	5,249,000	5,704,000	9,014,000	108,603	9,491,000	7,723,000
Expected return on plan assets									(531,000)	(6,398)	(525,000)	(2,565,000)	(8,236,000)	(99,229)	(7,972,000)	(7,593,000)
Net amortization									1,860,000	22,410	3,447,000	1,026,000	935,000	11,265	450,000	(11,000)
Settlement benefit												(124,000)	(182,000)	(2,193)	(230,000)	37,000
Total net periodic pension cost									¥ 17,853,000	$ 215,096	¥ 19,426,000	¥ 14,837,000	¥ 3,352,000	$ 40,386	¥ 4,200,000	¥ 4,060,000